Document and Entity Information	Aug. 13, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001469372
Document Type	8-K
Document Period End Date	Aug. 13, 2020
Entity Registrant Name	MSG NETWORKS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-34434
Entity Tax Identification Number	27-0624498
Entity Address, Address Line One	11 Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	465-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false